OTHER OPERATING GAINS - Narrative (Details) $ in Thousands	1 Months Ended			6 Months Ended
	Apr. 30, 2020 USD ($) very_large_crude_carrier	Mar. 31, 2020 USD ($)	Feb. 29, 2020 USD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 USD ($)
Revenues from External Customers and Long-Lived Assets [Line Items]
Gain on settlement of claim		$ 3,400		$ 0	$ 3,422
Gain on sale of vessel				0	12,354
Gain on pooling arrangements				1,000	800
Gain on miscellaneous settlements				$ 100	$ 300
Investment In Finance Lease
Revenues from External Customers and Long-Lived Assets [Line Items]
Number of vessels sold recorded as investment in finance lease | very_large_crude_carrier	1
Purchase price consideration	$ 25,500
Gain on sale of vessel	$ 12,400
SFL
Revenues from External Customers and Long-Lived Assets [Line Items]
Compensation received on termination of contract			$ 3,200
Gain on contract termination			$ 7,400